Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
a)	Basis of presentation

The Company’s consolidated financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities Exchange Commission (“SEC”).

Consolidation, Policy [Policy Text Block]
b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating activities. The consolidation of all entities have been accounted for in accordance with ASC 810.

Discontinued Operations, Policy [Policy Text Block]
c)	Discontinued operations

The Company reports a disposal of its component or a group of its components as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the consolidated statements of operations and comprehensive loss, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. Unless otherwise noted, discussion in the notes to consolidated financial statements refers to the Company’s continuing operations. Refer to note 3 for additional information.

Going Concern [Policy Text Block]
d)	Going concern

The Company incurred a net loss from the continuing operations of US$5,790 and a net cash outflow from continuing operating activities of US$5,151 for the year ended June 30, 2025, and the accumulated deficit was US$36,069 as of June 30, 2025 (all amounts in thousands). These factors raise substantial doubts about the Company’s ability to continue as a going concern.

Management of the Company has evaluated the sufficiency of additional capital resources. Management’s plan is to obtain such resource by seek debt financing and/or third party equity sufficient to meet its minimal operating expenses. The Company has also acquired the financial support letter from Mr. Lawrence Wai Lok CEO of the Company, who has expressed the willingness and intention to provide the necessary financial support to the Company. However, there is uncertainty as to whether these will be effectively implemented or yield sufficient results.

Accordingly, the Company’s consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they fall due. In the event the Company will not be able to continue as a going concern, adjustments will have to be made to reflect the situation that assets will need to be realized other than in the amounts at which they are currently recorded in the balance sheet. In addition, the Company may have to provide for further liabilities that might arise and to reclassify non-current assets and liabilities as current assets and liabilities.

Use of Estimates, Policy [Policy Text Block]
e)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, useful lives and impairment of long-lived assets

Foreign Currency Transactions and Translations Policy [Policy Text Block]
f)	Foreign currency translation and transactions

The Company’s reporting currency is US dollars (“US$”) and the functional currency of the Company and its subsidiaries is the US$ and Hong Kong dollars (“HK$”). For those subsidiaries which have the functional currency other than US$, the financial statements are translated from their respective functional currencies into US$. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. For the years ended June 30, 2023, 2024 and 2025, there are no translation differences from the subsidiaries’ functional currency to the reporting currency as it pegged to the reporting currency (US$1: HK$7.8).

Cash and Cash Equivalents, Policy [Policy Text Block]
g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments, which have original maturities of three months or less, and that are readily convertible to known amounts of cash and have insignificant risk of changes in value related to changes in interest rates. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. For the years ended June 30, 2023, 2024 and 2025, the Company recognized an impairment loss from continuing operations of US$5,305, nil and nil on cash deposits held at Pingan Bank and Ningbo Bank, due to the lost de facto control of its PRC bank accounts. As of June 30, 2024 and 2025, the Company accrued the full amount provision of the bank balance.

Investment, Policy [Policy Text Block]
h)	Short term investments

All investments with original maturities less than twelve months or investments that are expected to be realized in cash during the next twelve months are classified as short-term investments. The Company accounts for short-term debt investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC 320”). The Company classifies the short-term investments in debt securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. For the years ended June 30, 2023, 2024 and 2025, the Company recognized the interest income from short term investments of nil, nil and US$121, respectively. No impairment loss on short term investments was identified for the years ended June 30, 2023, 2024 and 2025, respectively.

Credit Loss, Financial Instrument [Policy Text Block]
i)	Current expected credit loss

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606.

The Company maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to financial assets, and the estimated credit losses charged to the allowance in the consolidated statements of operations and comprehensive loss. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, services or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customer.

We recognized allowance from continuing operations of credit losses of US$6, US$49 and nil for other current assets for the years ended June 30, 2023, 2024 and 2025, respectively.

Lessee, Leases [Policy Text Block]
j)	Leases

The right-of-use assets and related lease liability are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liability. The cost of right-of-use assets includes the amount of lease liability recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended June 30, 2023, 2024 and 2025.

Lease liability

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

There was loss on early termination of lease from continuing operations of nil, nil and US$273 for the years ended June 30, 2023, 2024 and 2025.

The Company elected not to recognize short-term leases with an initial lease term of twelve months or less.

Fair Value of Financial Instruments, Policy [Policy Text Block]

k)	Fair value of financial instruments

The Company’s financial instruments primarily consist of cash and cash equivalents and deposit to suppliers. The carrying values of these financial instrument approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The carrying amount of cash and cash equivalents, deposit and other current assets, commission payables, due to related parties, other payables and accrued liabilities approximates fair value because of their short-term nature.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
l)	Impairment of Long-lived assets

All long-lived assets, which include tangible long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value. There was no impairment for long-lived assets from continuing operations for the years ended June 30, 2023, 2024 and 2025.

Revenue [Policy Text Block]
m)	Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue from continuing operations

Client referral service

Revenues generated from insurance referral service represents one-time referral fee the Company earns by serving as a referrer to insurance agency companies through facilitating the sales of various insurance products offered by the insurance companies.

The Company provides insurance brokerage referrer services by only referring clients to insurance brokers or insurance companies to purchase insurance products offered by insurance companies and receives introductions fees from insurance brokers or insurance companies regardless of the effectiveness of insurance products commencement and is not subject to rebates, returns or other variable consideration. The Company did not have further performance obligation after referring clients to insurance brokers or insurance companies to purchase insurance products offered by insurance companies. The Company enters into referral agreements with insurance brokers or insurance companies to specify key terms and conditions of each arrangement. The Company has minimal monitoring measures to control throughout all stages of referring process and has no right to obtain detailed information about matched agreements or related documents. These referral fees are normally calculated as a percentage of first year premium depending on the type of insurance product. The corresponding payment is applied against the customer’s transit periods typically do not exceed one month.

Under ASC 606, the Company evaluated whether it acts as a principal or agent in insurance referral service transactions by assessing whether it controls the specified service before transfer to the customer. The Company determined it acts as a principal because it: (i) is primarily responsible for fulfilling the promise to provide qualified insurance products referrals to insurance companies, (ii) has discretion in establishing the referral criteria and customer qualification process, and (iii) bears the risk associated with the quality and suitability of the referrals provided. As a principal, the Company recognizes revenue from insurance referral services on a gross basis, reflecting the full amount of consideration received from insurance companies.

Revenue from discontinued operations

Wealth management service

It is mainly represented the insurance brokerage services which are considered to be rendered and completed, and revenue is recognized, at the time when referral service is completed and the receipts of referral fee. Accordingly, the Company does not accrue any insurance brokerage service prior to the receipt of the related insurance products referral fee. The revenue is not subject to rebates or returns.

Asset management service

Revenues generated from providing asset management service represents management fees and performance-based income the Company earns by serving as an investment manager. The revenue is not subject to rebates or returns.

Management fees

Management fees generated from the Company’s asset management services are earned from providing investment management service throughout the duration of various investment funds.

Revenues of asset management fees are recognized point in time when management fees are collected which is calculated in accordance with the respective fund contract or mandate agreement, either as a percentage of the total investments made by the investors or as a percentage of the fair value of the fund’s or mandate’s net assets on a monthly basis. The management fees do not include any rights of return, credits or discounts, rebates, price protection or other similar privileges, once determined.

Performance-based income

In a typical asset management arrangement in which the Company serves as a fund manager, beside management fee, the Company is also entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold calculated on a monthly basis. The performance-based fees earned by the Company are a form of variable consideration in the Company’s asset management contracts with customers.

Such revenues of performance-based income from providing asset management services are recognized at a point in time when the performance of the fund can be determined and the Company receive above-mentioned service fee. The revenue is not subject to rebates or returns.

The following tables present the Company’s revenues disaggregated by service line and timing of revenue recognition:

From continuing operations:

	Year Ended June 30,
	2023	2024	2025
	US$	US$	US$
Client referral service:
Revenues recognized at a point in time	15,256	21,818	-

Total net revenues from continuing operation	15,256	21,818	-

From discontinued operations:
	Year Ended June 30,		Two Months Ended August 31,
	2023	2024	2024
	US$	US$	US$

Wealth Management service:
Revenues recognized at a point in time	376	2,286	11

Asset management service:
Revenues recognized at a point in time	2,952	3,919	1,170

Total net revenues from discontinued operations	3,328	6,205	1,181

Compensation Related Costs, Policy [Policy Text Block]
n)	Compensation and benefit

Compensation and benefits primarily include base salary, sales commission and other compensation and benefits of the Company’s relationship managers, who directly contribute to the Company’s revenues generation activities, such as distribution of insurance products under wealth management and provision of investment management services under asset management.

Unpaid commissions were separately presented as commission payable and commission payable-long term on the Company’s consolidated balance sheets, depending on whether the amounts are expected to be paid within or after one year of each reporting date.

Other Income [Policy Text Block]
o)	Other Income/(Expenses), Net

Net other income/(expenses) are recorded as a result of non-operating income or expenses, including one-off legal settlement amounts for a class action lawsuit brought against us and associated legal expenses, and loss on early termination of operating lease.

Related Party [Policy Text Block]
p)	Related party

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Income Tax, Policy [Policy Text Block]
q)	Income taxes

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses asset and liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of loss and comprehensive loss in the period that includes the enactment date.

Income Tax Uncertainties, Policy [Policy Text Block]
r)	Uncertain tax positions

The Company uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on non-payment of income taxes under requirement by tax law and penalties associated with tax positions when a tax position does not meet the minimum statutory threshold to avoid payment of penalties recognized, if any, will be classified as a component of the provisions for income taxes. The tax returns of the Company’s Hong Kong subsidiaries are subject to examination by the relevant local tax authorities. According to the Departmental Interpretation and Practice Notes No.10 (Revised) (“DIPN10”) of the Hong Kong Inland Revenue Ordinance (the “HK tax laws”), an investigation normally covers the six years of the assessment prior to the year of the assessment in which the investigation commences. In the case of fraud and willful evasion, the investigation is extended to cover ten years of assessment. For the years ended June 30, 2023, 2024 and 2025, the Company did not have any material interest or penalties associated with tax positions. The Company did not have any significant unrecognized uncertain tax positions as of June 30, 2024 and 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. For the years ended June 30, 2023, 2024 and 2025, the Company does not have any entity that is under tax examination.

Share-Based Payment Arrangement [Policy Text Block]
s)	Share-based compensation

The Company’s share-based payment transactions with employees are measured based on the grant-date fair value of the instruments, with recognition of either a corresponding increase in equity or a liability, depending on whether the instruments granted satisfy the equity or liability classification criteria. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award on straight line basis, which is generally the vesting period. Refer to Note 16 for details.

Segment Reporting, Policy [Policy Text Block]
t)	Segment reporting

ASC 280, “Segment Reporting”, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for internal reporting.

Earnings Per Share, Policy [Policy Text Block]
u)	Earnings per share

The Company computes basic (loss)/income per share in accordance with ASC Topic 260, “Earnings per Share” by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Commitments and Contingencies, Policy [Policy Text Block]
v)	Commitments and contingencies

The Company accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

New Accounting Pronouncements, Policy [Policy Text Block]
w)	Recent issued or adopted accounting standards

In January 2025, the FASB issued ASU 2025-01 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Following the issuance of Update 2024-03, the Board was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in Update 2024-03 in an interim reporting period, rather than in an annual reporting period. The Board’s intent in the basis for conclusions of Update 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. However, the Board acknowledges that there was ambiguity between the intent in the basis for conclusions in Update 2024-03 and the transition guidance that was included in the Codification when Update 2024-03 was issued.

Accounting Standards Update (ASU) 2025-04, “Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer” was issued by the Financial Accounting Standards Board (FASB) on May 15, 2025. The main contents are as follows: Revising the Definition of Performance Conditions: ASU 2025-04 amends the definition of performance conditions in Topic 718. It includes conditions that are contingent on the purchase of goods or services by a customer (or a customer's customer) as performance conditions. For example, if an enterprise grants share-based consideration to a customer, and the vesting of this consideration is conditional on the customer purchasing a specified amount of goods or services, this condition will be regarded as a performance condition. Eliminating the Forfeiture Policy Election for Service Conditions: For share-based consideration payable to customers with service conditions, the ASU eliminates the accounting policy election for forfeiture. Entities are required to estimate expected forfeitures for all share-based consideration payable to a customer with a service condition, rather than having the option to choose whether to estimate forfeitures as before. Effective Date: The amendments in ASU 2025-04 are effective for all entities for annual reporting periods (including interim periods therein) beginning after December 15, 2026. Early adoption is permitted. In general, the purpose of ASU 2025-04 is to reduce diversity in practice and improve existing guidance, so as to more accurately regulate the accounting treatment of share-based consideration payable to customers.

In May 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this Update introduce a practical expedient for all entities and an accounting policy election for entities other than public business entities related to applying Subtopic 326-20 to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. (1) Practical expedient. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. (2) Accounting policy election. An entity other than a public business entity that elects the practical expedient is permitted to make an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company’s management does not believe the adoption of ASU 2025-05 will have a material impact on its financial statements and disclosures.